Other Current and Non-current Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Schedule Of Other Assets [Line Items]
Equity participation ZIM	$ 423,024,000
Straight-lining of revenue	18,997,000	$ 9,454,000
Claims receivable	8,919,000
Other assets	8,192,000	4,875,000
Total current assets	459,132,000	14,329,000
Other assets	41,739,000	20,421,000
Total non-current assets	$ 41,739,000	83,383,000
ZIM notes
Schedule Of Other Assets [Line Items]
Available for sale securities		43,559,000
HMM notes
Schedule Of Other Assets [Line Items]
Available for sale securities		19,328,000
Equity participation
Schedule Of Other Assets [Line Items]
Equity participation ZIM		$ 75,000	$ 0